Equity-Based Compensation - fair value of the UARs granted (Details) - Vacasa Holdings LLC	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Unit Appreciation Rights ("UARs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				3 years
Minimum [Member] | Unit Appreciation Rights ("UARs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility - Minimum	45.60%	31.00%	36.20%	31.00%
Expected term (in years)	3 months 18 days	2 years 3 months 18 days	2 years 3 months 18 days
Risk-free rate - Minimum	0.00%	0.10%	0.10%	1.50%
Marketability discount	8.30%	23.40%	23.40%	29.10%
Minimum [Member] | Employee Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility - Minimum	45.60%	31.00%	36.20%
Expected term (in years)	7 months 6 days	2 years 3 months 18 days	2 years 3 months 18 days
Risk-free rate - Minimum	0.00%	0.10%	0.10%
Marketability discount	23.40%	23.40%	23.40%
Maximum [Member] | Unit Appreciation Rights ("UARs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility - Maximum	55.00%	45.60%	45.60%	32.40%
Expected term (in years)	2 years 3 months 18 days	3 years 1 month 6 days	3 years 1 month 6 days
Risk-free rate - Maximum	0.20%	1.50%	0.20%	2.50%
Marketability discount	23.40%	39.70%	39.70%	29.90%
Maximum [Member] | Employee Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility - Maximum	55.00%	45.60%	45.60%
Expected term (in years)	2 years 3 months 18 days	3 years 1 month 6 days	3 years 1 month 6 days
Risk-free rate - Maximum	0.10%	1.50%	0.20%
Marketability discount	26.60%	39.70%	39.70%